                          VAN KAMPEN AMERICAN CAPITAL
                             LIFE INVESTMENT TRUST
                     SUPPLEMENT DATED JULY 11, 1997, TO THE
                        PROSPECTUS DATED APRIL 30, 1997.

For the Real Estate Securities Portfolio only:

     The Board of Trustees of Van Kampen American Capital Life Investment Trust approved changing the name of the Real Estate Securities Portfolio to the Morgan Stanley Real Estate Securities Portfolio effective as of the date hereof.

                          VAN KAMPEN AMERICAN CAPITAL
                             LIFE INVESTMENT TRUST
                     SUPPLEMENT DATED JULY 11, 1997, TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997.

For the Real Estate Securities Portfolio only:

     The Board of Trustees of Van Kampen American Capital Life Investment Trust approved changing the name of the Real Estate Securities Portfolio to the Morgan Stanley Real Estate Securities Portfolio effective as of the date hereof.